SEGMENTAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Revenue by Major Customer
For the three and six months ended June 30, 2014 and 2013, revenues from the following customers accounted for over 10% of our consolidated revenues:

	Three months ended June 30,				Six months ended June 30,
(in thousands of $)	2014		2013		2014		2013
Petrobras	25,101	25%	18,606	24%	49,269	26%	35,793	23%
DUSUP	11,974	12%	11,932	15%	23,817	13%	23,818	16%
Pertamina	9,934	10%	9,048	12%	19,793	10%	18,044	12%
BG Group plc	16,848	17%	15,042	19%	33,919	18%	31,582	21%
PTNR	16,353	16%	16,392	21%	33,278	18%	32,469	21%
KNPC	14,097	14%	—	—%	14,716	8%	—	—%

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following geographical data presents our revenues and fixed assets with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Revenues	Three months ended June 30		Six months ended June 30
(in thousands of $)	2014	2013	2014	2013

Brazil	25,101	18,606	49,269	35,793
United Arab Emirates	11,974	11,932	23,817	23,818
Indonesia	16,353	16,392	33,278	32,469
Kuwait	14,097	—	14,716	—

Fixed assets	June 30,	December 31,
(in thousands of $)	2014	2013

Brazil	403,186	413,967
United Arab Emirates	137,817	142,757
Indonesia	226,730	233,734
Kuwait	309,453	—